Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial risk management [abstract]
Summary of financial risk management objectives	The financial risk management objectives of the Group are defined as follows:

Risk management objectives	Description

Credit risk

Counterparty exposure
The objective is to only deal with approved counterparts that are of a sound financial standing. The Group is limited to a maximum investment of 2.5% of the financial institutions’ equity, which is dependent on the institutions’ national credit rating. The credit rating used is Fitch Ratings’ short-term credit rating for financial institutions.

Investment risk management	The objective is to achieve optimal returns on surplus funds.

Liquidity risk

Liquidity risk management	The objective is to ensure that the Group is able to meet its short-term commitments through the effective and efficient usage of credit facilities and cash resources.

Funding risk management	The objective is to meet funding requirements timeously and at competitive rates by adopting reliable liquidity management procedures.

Market risk

Currency risk management	The objective is to manage the adverse effect of the currency fluctuations on the Group’s results.

Interest rate risk management	The objective is to identify opportunities to prudently manage interest rate exposures.

Commodity price risk management
The Group’s policy is to remain unhedged to the gold price. However, hedges are sometimes undertaken as follows:
•to protect cash flows at times of significant expenditure;
•for specific debt servicing requirements; and
•to safeguard the viability of higher cost operations.

Other risks

Operational risk management	The objective is to implement controls to adequately mitigate the risk of error and/or fraud to an acceptable level.

Banking relations management
The objective is to maintain relationships with credible financial institutions and ensure that all contracts and agreements related to risk management activities are coordinated and consistent throughout the Group and that they comply where necessary with all relevant regulatory and statutory requirements.

Schedule of combined maximum credit risk exposure	The combined maximum credit risk exposure of the Group is as follows:

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Trade and other receivables[1]	161.8	172.5
Asanko deferred and contingent considerations	50.1	67.9
Other investments	47.2	46.5
Cash and cash equivalents	1,779.2	860.2
Environmental trust funds	140.9	125.2
Royalties - assets held for sale	77.5	—
[1]Trade and other receivables above exclude VAT, prepayments, payroll receivables and diesel rebates amounting to US$218.9 million (2024: US$165.3 million).
Summary of the exposure to credit risk for trade receivables by geographic region	At 31 December 2025, the exposure to credit risk for trade receivables by geographic region was as follows:

	United States Dollar
Figures in millions unless otherwise stated	2025	2024

Ghana	49.7	38.4
Australia	—	83.4
Chile	52.2	1.5
Peru	31.0	16.5
Total trade receivables	132.9	139.8

Summary of analysis for non derivative financial liabilities and derivative financial liabilities	The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total

2025
Trade and other payables	747.6	—	—	747.6
Borrowings[1]
– US$ borrowings[2]
– Capital[3,4]	—	553.8	750.0	1,303.8
– Interest	77.4	253.5	60.2	391.1
– C$ borrowings[5]
– Capital[6]	—	430.1	—	430.1
– Interest	17.2	58.4	—	75.6
– A$ borrowings[7]
– Capital[8]	178.7	834.1	—	1,012.8
– Interest	47.6	168.8	—	216.4
Environmental rehabilitation costs[9]	106.6	185.6	554.7	846.9
Lease liabilities	130.4	284.4	173.6	588.4
South Deep dividend	0.4	1.6	—	2.0
Total	1,305.9	2,770.3	1,538.5	5,614.7
[1]Spot Rates: R16.56 = US$1.00, C$0.73 = US$1.00 and A$0.67 = US$1.00..
2US$ borrowings – Spot SOFR (one month fix) rate adjusted by specific facility agreement: 3.676% (one month fix).
[3]The capital amounts of the US$500 million 10-year notes issue and US$750 million 7-year notes issue in the table above represent the principal amounts to be repaid and differ from the carrying values presented in the statement of financial position due to the unwinding of transaction costs capitalised at inception.
[4]The US$553.8 million comprises the US$500 million 10-year notes issue which matures on 15 May 2029 and US$53.8 million relating to the US$1,200 million multi-
currency revolving credit facility which matures in tranches in 2028 and 2029.
5C$ borrowings – Spot CORRA (one month fix) rate adjusted by specific facility agreement: 2.300%.
[6]The US$430.1 million relates to a portion of the US$1,200 million multi-currency revolving credit facility which matures in 2030.
7A$ borrowings – Spot BBSY (one month fix) rate adjusted by specific facility agreement: 3.600%.
[8]The US$834.1 million relates to the A$1,250 million multi-currency term loan facility which matures in 2030.
[9]Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer to note 29.1). In South Africa and Ghana, US$140.9 million of the environmental rehabilitation costs are funded through the environmental trust funds.
42.Risk management activities continued

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total

2024
Trade and other payables	545.6	—	—	545.6
Borrowings[1]
– US$ borrowings[2]
– Capital[3]	—	1,282.5	—	1,282.5
– Interest	76.9	250.9	—	327.8
– C$ borrowings[4]
– Capital	719.1	285.5	—	1,004.6
– Interest	42.1	46.0	—	88.1
– A$ borrowings[5]
– Capital	—	210.6	—	210.6
– Interest	12.7	34.9	—	47.6
Environmental rehabilitation costs[4]	80.7	179.6	381.1	641.4
Lease liabilities	111.3	271.2	178.4	560.9
South Deep dividend	0.7	1.4	0.4	2.5
Total	1,589.1	2,562.6	559.9	4,711.6
[1]Spot Rates: 2024: R18.84 = US$1.00, C$0.70 = US$1.00 and A$0.62 = US$1.00.
2US$ borrowings – Spot SOFR (one month fix) rate adjusted by specific facility agreement:  4.332% (one month fix).
[3]The capital amounts of the US$500 million five-year notes issue and the US$500 million 10-year notes issue in the table above represent the principal amounts to be repaid and differ from the carrying values presented in the statement of financial position due to the unwinding of transaction costs capitalised at inception.
4C$ borrowings – Spot CORRA (one month fix) rate adjusted by specific facility agreement: 3.279%.
5A$ borrowings – Spot BBSY (one month fix) rate adjusted by specific facility agreement: 4.273%.
[6]Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer to note 29.1). In South Africa and Ghana, US$125.2 million of the environmental rehabilitation costs are funded through the environmental trust funds.

Summary of effect of change in finance expense on group's shareholders' equity

	United States Dollar
Sensitivity to equity security price	(Decrease)/increase in equity price
Figures in millions unless otherwise stated	(10.0%)	(5.0%)	5.0%	10.0%

2025
(Decrease)/increase in OCI[1]	(14.2)	(7.1)	7.1	14.2
2024
(Decrease)/increase in OCI[1]	(11.5)	(5.7)	5.7	11.5
[1]Spot rate: R16.56 = US$1.00  (2024: R18.84 = US$1.00)

Summary of effect of change in finance expense on group's profit or loss had LIBOR and prime differed as indicated	The table below summarises the effect of a change in finance expense on the Group’s profit or loss had SOFR, the Bank Bill Swap
Rate ("BBSY") and CORRA differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant and is calculated on the weighted average borrowings for the year. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	United States Dollar
Sensitivity to interest rates	Change in interest expense for a nominal change in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%

2025
Sensitivity to SOFR interest rates	(9.0)	(6.0)	(3.0)	3.0	6.0	9.0
Sensitivity to CORRA interest rates[1]	(11.1)	(7.4)	(3.7)	3.7	7.4	11.1
Sensitivity to BBSY interest rates[1]	(2.6)	(1.7)	(0.9)	0.9	1.7	2.6
Change in finance expense	(22.7)	(15.1)	(7.6)	7.6	15.1	22.7
2024
Sensitivity to SOFR interest rates	(6.3)	(4.2)	(2.1)	2.1	4.2	6.3
Sensitivity to CORRA interest rates[1]	(1.9)	(1.3)	(0.6)	0.6	1.3	1.9
Sensitivity to BBSY interest rates[1]	(0.3)	(0.2)	(0.1)	0.1	0.2	0.3
Change in finance expense	(8.5)	(5.7)	(2.8)	2.8	5.7	8.5
[1]Average rates: A$0.64= US$1.00 (2024: A$0.66 = US$1.00) and C$0.72 = US$1.00 (2024: C$0.73 = US$1.00).